Cash and Bank Balances (Details) - Schedule of Cash and Cash Equivalents - USD ($)		Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022
Schedule of Cash and Cash Equivalents [Abstract]
Cash on hand		$ 84,431	$ 6,202,248	$ 136,522
Bank balances		6,731,426	36,832	1,133,132
Short term deposits	[1]	20,077,853
Cash and bank balances		26,893,710	6,239,080	1,269,654
Less: bank overdrafts	[2]	(13,087)	(7,395)	(5,231)
Cash and cash equivalents		$ 26,880,623	$ 6,231,685	$ 1,264,423	$ 3,113,331

[1]	Short term deposits consist of fixed-term deposits with a 14 days maturity period with an interest rate of 5% per annum.
[2]	Bank overdrafts carry an interest rate between 7% - 10%.